SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS.
SHORT-TERM INVESTMENTS

8.                                      SHORT-TERM INVESTMENTS

As of December 31, 2011 and 2012, the Company held following short-term investments:

	As of December 31, 2011			As of December 31, 2012
		Gross			Gross
		unrealized	Carrying		unrealized	Carrying
	Cost	loss	amount	Cost	gains	amount

Available-for-sale:
Equity securities	$—	$—	$—	$54,557	$28,888	$83,445
Corporate bonds	54,272	(879)	53,393	62,276	1,324	63,600

Total	$54,272	$(879)	$53,393	$116,833	$30,212	$147,045

The following table provides additional information on the realized gains and losses of the Company for the years ended December 31, 2010, 2011 and 2012, respectively.  For the purposes of determining gross realized gains, the cost of securities sold is based on specific identification.

	Year ended December 31, 2010			Year ended December 31, 2011			Year ended December 31, 2012
	Proceeds	Costs	Gains	Proceeds	Costs	Gains	Proceeds	Costs	Gains

Available-for-sale:
Equity securities	$1,590	$1,590	$—	$72,390	$21,506	$50,884	$7,394	$6,229	$1,165
Corporate bonds	—	—	—	14,101	14,074	27	73,742	71,887	1,855

Total	$1,590	$1,590	$—	$86,491	$35,580	$50,911	$81,136	$78,116	$3,020

Equity securities

The Group’s investments in equity securities are related to the stocks of certain US listed companies (“the investees”). Such investments are classified as available-for-sale securities. In 2011, the Company sold all of its then outstanding equity securities with the cost of $21,506, and recognized $50,884 realized gain on marketable securities in the statement of operations.

The Company purchased another two US listed companies in 2012 at a cost of $60,786. In 2012, the Company sold partial of the equity securities with stocks of the cost of $6,229 of the investments and recognized $1,165 realized gain on short-term investment in the statement of operations.

Corporate bonds

In 2011, the Company purchased corporate bonds from a bank. The corporate bonds are classified as available-for-sale securities.

In 2012, the Company purchased additional corporate bonds from a bank at cost of $79,891 and classified such investment as available-for-sale securities.

Call options

In April 2012, the Company entered into several agreements to sell call options on stocks of a US listed company through an overseas bank. The call options were accounted for as derivatives and marked to market at each period end through statements of operations. Total premium of $1,297 was received. The call options expired in June 2012 without being exercised and no additional proceeds were received. There were no such call options outstanding as of December 31, 2011 and 2012.